UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 1270 Avenue of the Americas
         27th Floor
         New York, NY  10020

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     May 05, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $771,151  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    30553   407648 SH       SOLE                   407648        0        0
ASSURANT INC                   COM              04621X108     6740   200000 SH       SOLE                   200000        0        0
BAXTER INTL INC                COM              071813109    31934   939800 SH       SOLE                   939800        0        0
BMC SOFTWARE INC               COM              055921100     5700   380000 SH       SOLE                   380000        0        0
CALLAWAY GOLF CO               COM              131193104    25348  1980300 SH       SOLE                  1980300        0        0
CASH AMER INTL INC             COM              14754D100     2412   110000 SH       SOLE                   110000        0        0
CERIDIAN CORP NEW              COM              156779100    39897  2340000 SH       SOLE                  2340000        0        0
CIT GROUP INC                  COM              125581108    30400   800000 SH       SOLE                   800000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    31519  1249753 SH       SOLE                  1249753        0        0
E TRADE FINANCIAL CORP         COM              269246104    40603  3383590 SH       SOLE                  3383590        0        0
FIRST DATA CORP                COM              319963104    23586   600000 SH       SOLE                   600000        0        0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    31306   550000 SH       SOLE                   550000        0        0
FLOWSERVE CORP                 COM              34354P105    19196   742000 SH       SOLE                   742000        0        0
HALLIBURTON CO                 COM              406216101    25950   600000 SH       SOLE                   600000        0        0
HEWITT ASSOCS INC              COM              42822Q100    44991  1691400 SH       SOLE                  1691400        0        0
INFOSPACE INC                  COM NEW          45678T201    17691   433283 SH       SOLE                   433283        0        0
JETBLUE AWYS CORP              COM              477143101      476    25000 SH       SOLE                    25000        0        0
LEHMAN BROS HLDGS INC          COM              524908100    18424   195672 SH       SOLE                   195672        0        0
MCDERMOTT INTL INC             COM              580037109    45539  2405635 SH       SOLE                  2405635        0        0
MENTOR CORP MINN               COM              587188103     1605    50000 SH       SOLE                    50000        0        0
NASDAQ STOCK MARKET INC        COM              631103108    10301   962700 SH       SOLE                   962700        0        0
NBTY INC                       COM              628782104     3136   125000 SH       SOLE                   125000        0        0
OPENWAVE SYS INC               COM NEW          683718308    35579  2918717 SH       SOLE                  2918717        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109     3985   226679 SH       SOLE                   226679        0        0
PETROQUEST ENERGY INC          COM              716748108      315    47500 SH       SOLE                    47500        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     7268   150000 SH       SOLE                   150000        0        0
READERS DIGEST ASSN INC        COM              755267101    22816  1318100 SH       SOLE                  1318100        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     7826   289226 SH       SOLE                   289226        0        0
SUNGARD DATA SYS INC           COM              867363103    11213   325000 SH       SOLE                   325000        0        0
SYMANTEC CORP                  COM              871503108    14931   700000 SH       SOLE                   700000        0        0
TELEWEST GLOBAL INC            COM              87956T107    22238  1250000 SH       SOLE                  1250000        0        0
TYCO INTL LTD NEW              COM              902124106    23450   693791 SH       SOLE                   693791        0        0
UNITED RENTALS INC             COM              911363109     6204   307000 SH  CALL SOLE                  307,000        0        0
UNITED RENTALS INC             COM              911363109    60630  3000000 SH       SOLE                  3000000        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    67389  1927600 SH       SOLE                  1927600        0        0